Operating Segments (Details) - Schedule of Revenue From Major Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Brokerage Segment:
Brokerage segment	$ 592	$ 452	$ 265
Customer B [Member]
Brokerage Segment:
Brokerage segment	$ 533